GOODWILL - Cash Generating Units with Allocated Goodwill - Banco de Bogota S.A. (Details) - Banco de Bogota S.A.	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	6.40%
Not later than one year [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	12.90%
Borrowing rate	6.90%
Growth in income from commissions	16.70%
Growth in expenses	15.90%
Inflation	7.40%
Discount rate after taxes	17.60%
Growth rate used to extrapolate cash flow projections	6.40%
Later than one year and not later than two years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	11.70%
Borrowing rate	5.30%
Growth in income from commissions	11.50%
Growth in expenses	9.80%
Inflation	2.70%
Discount rate after taxes	12.60%
Later than two years and not later than three years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	11.00%
Borrowing rate	4.60%
Growth in income from commissions	13.80%
Growth in expenses	9.80%
Inflation	2.90%
Discount rate after taxes	11.80%
Later than three years and not later than four years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	10.80%
Borrowing rate	4.60%
Growth in income from commissions	14.40%
Growth in expenses	9.70%
Inflation	2.90%
Discount rate after taxes	10.90%
Later than four years and not later than five years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	10.60%
Borrowing rate	4.50%
Growth in income from commissions	13.70%
Growth in expenses	6.00%
Inflation	2.90%
Discount rate after taxes	10.70%